CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 678	$ 1,330
Accounts receivable, net	7,692	15,267
Prepaid expenses and other current assets, net	3,521	6,131
Inventory	319	537
Total current assets	12,210	23,265
Property, plant and equipment	578	633
Right-of-use asset	37	73
Loan to a related party, net	5,972	5,907
Other receivable – non-current, net	891	0
Total non-current assets	7,478	6,613
TOTAL ASSETS	19,688	29,878
Current liabilities:
Bank loans - current	219	207
Lease payable - current	37	36
Finance lease - current	29	29
Accounts payable	9,134	14,323
Accruals and other current liabilities	2,236	3,850
Income taxes payable	35	713
Total current liabilities	11,690	19,158
Bank loans – non-current	103	323
Lease payable – non-current	0	38
Finance lease – non-current	72	101
Deferred tax liabilities	0	0
Amount due to a related party	1,096	0
Total non-current liabilities	1,271	462
TOTAL LIABILITIES	12,961	19,620
Shareholders’ equity
Additional paid-in capital	3,151	3,151
Merger reserve	1,113	1,113
Retained earnings	2,452	5,981
Accumulated other comprehensive income	11	13
Total shareholders’ equity	6,727	10,258
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 19,688	$ 29,878